Commitments, Contingent Liabilities and Litigation (Tables)	12 Months Ended
Jun. 30, 2011
Commitments, Contingent Liabilities and Litigation
Minimum Rental Payments

(in millions)	2012	2013	2014	2015	2016	Thereafter	Total
Minimum rental payments	$72.2	$58.4	$38.3	$27.4	$19.2	$39.3	$254.8